UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin  53235


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  414.294.7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      306,246
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALPHA NATURAL RESOURCES INC  COM               02076X102    3,665   339,700 SH  PUT  SOLE                  339,700      0    0
ALPHA NATURAL RESOURCES INC  COM               02076X102    2,698   250,000 SH  CALL SOLE                        0      0    0
AMERICAN INTL GROUP INC      COM NEW           026874784    4,814   150,000 SH  CALL SOLE                        0      0    0
AMERICAN INTL GROUP INC      COM NEW           026874784    4,814   150,000 SH  PUT  SOLE                  150,000      0    0
APPLE INC                    COM               037833100    2,920     5,000 SH  PUT  SOLE                    5,000      0    0
APPLE INC                    COM               037833100    2,920     5,000 SH       SOLE                    5,000      0    0
APPLIED MATLS INC            COM               038222105    2,615   250,000 SH  CALL SOLE                        0      0    0
BANKUNITED INC               COM               06652K103    1,061    45,000 SH       SOLE                   45,000      0    0
BP PLC                       SPONSORED ADR     055622104    2,270    56,000 SH  CALL SOLE                        0      0    0
E M C CORP MASS              COM               268648102    2,563   100,000 SH  CALL SOLE                        0      0    0
EDWARDS GROUP LTD            SPONSORED ADR     281736108    2,101   262,686 SH       SOLE                  262,686      0    0
EOG RES INC                  COM               26875P101    1,198    13,300 SH       SOLE                   13,300      0    0
EXXON MOBIL CORP             COM               30231G102    3,990    50,000 SH  CALL SOLE                        0      0    0
FACEBOOK INC                 CL A              30303M102      690    22,200 SH       SOLE                   22,200      0    0
FACEBOOK INC                 CL A              30303M102    3,032    97,500 SH  PUT  SOLE                   97,500      0    0
FORD MTR CO DEL              COM PAR $0.01     345370860    2,398   250,000 SH  PUT  SOLE                  250,000      0    0
FORD MTR CO DEL              COM PAR $0.01     345370860    6,881   717,500 SH       SOLE                  717,500      0    0
FORD MTR CO DEL              COM PAR $0.01     345370860    5,754   600,000 SH  CALL SOLE                        0      0    0
GENERAL MTRS CO              COM               37045V100    4,831   245,000 SH       SOLE                  245,000      0    0
GLOBALSTAR INC               COM               378973408    1,242 3,882,498 SH       SOLE                3,882,498      0    0
GLOBALSTAR INC               NOTE   5.750% 4/0 378973AA9    1,695     5,265 PRN      SOLE                    5,265      0    0
HANCOCK HLDG CO              COM               410120109      913    30,000 SH       SOLE                   30,000      0    0
HOMESTREET INC               COM               43785V102    3,125    97,672 SH       SOLE                   97,672      0    0
ISHARES INC                  MSCI S KOREA      464286772    1,096    20,000 SH  PUT  SOLE                   20,000      0    0
ISHARES TR                   RUSSELL 2000      464287655      495     6,220 SH       SOLE                    6,220      0    0
ISHARES TR                   FTSE CHINA25 IDX  464287184   33,290 1,000,000 SH  CALL SOLE                        0      0    0
ISHARES TR                   BARCLYS 20+ YR    464287432   28,208   225,300 SH  PUT  SOLE                  225,300      0    0
MARATHON OIL CORP            COM               565849106    1,135    44,389 SH       SOLE                   44,389      0    0
REGIONS FINANCIAL CORP NEW   COM               7591EP100      698   103,350 SH       SOLE                  103,350      0    0
SELECT SECTOR SPDR TR        SBI CONS STPLS    81369Y308      842    24,230 SH       SOLE                   24,230      0    0
SELECT SECTOR SPDR TR        SBI CONS STPLS    81369Y308    7,222   207,700 SH  PUT  SOLE                  207,700      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY    81369Y506    1,327    20,000 SH       SOLE                   20,000      0    0
SELECT SECTOR SPDR TR        SBI CONS DISCR    81369Y407    4,086    93,340 SH       SOLE                   93,340      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY    81369Y506   13,798   207,900 SH  PUT  SOLE                  207,900      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS     81369Y886   15,107   408,400 SH  PUT  SOLE                  408,400      0    0
SPDR GOLD TRUST              GOLD SHS          78463V107    1,659    10,693 SH       SOLE                   10,693      0    0
SPDR S&P 500 ETF TR          TR UNIT           78462F103   19,287   141,710 SH       SOLE                  141,710      0    0
SPDR S&P 500 ETF TR          TR UNIT           78462F103   13,611   100,000 SH  CALL SOLE                        0      0    0
SPDR S&P 500 ETF TR          TR UNIT           78462F103   72,136   530,000 SH  PUT  SOLE                  530,000      0    0
TRAVELCENTERS OF AMERICA LLC COM               894174101    2,778   547,954 SH       SOLE                  547,954      0    0
TRINITY INDS INC             COM               896522109    1,437    57,527 SH       SOLE                   57,527      0    0
VISHAY INTERTECHNOLOGY INC   COM               928298108      803    75,000 SH  CALL SOLE                        0      0    0
VISTEON CORP                 COM NEW           92839U206   16,807   448,189 SH       SOLE                  448,189      0    0
WILSHIRE BANCORP INC         COM               97186T108      935   170,969 SH       SOLE                  170,969      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202  989701115      371   134,103 SH       SOLE                  134,103      0    0
ZIONS BANCORPORATION         COM               989701107      928    47,800 SH  CALL SOLE                        0      0    0